Note 5 - Intangible Assets, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes to Financial Statements
Intangible Assets Disclosure [Text Block]

4. Intangible assets, net

Intangible assets consist of the acquired intangible assets and the self-developed software. Amortization expense for intangible assets was $0.5 million and $0.1 million for the three months ended March 31, 2023 and 2022, respectively.

As of March 31, 2023, estimated future amortization expense for the intangible assets reflected above was as follows:

Year Ending December 31:
(in thousands)
2023 (nine months)	$1,521
2024	1,961
2025	1,573
2026	1,163
2027	1,136
Thereafter	3,494
Total intangible assets subject to amortization	$10,848

A summary of the balances of the Company's intangible assets as of  March 31, 2023 and  December 31, 2022 is presented below:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average
			March 31,			December 31,	Life
			2023			2022
	(in thousands)						(in years)
Technology and software, net	7,129	(1,081)	6,048	6,842	(777)	6,065	6.8
Customer related assets, net	4,466	(294)	4,172	4,799	(477)	4,322	10.0
Content, net	838	(210)	628	830	(138)	692	3.0
Total	$12,433	$(1,585)	$10,848	$12,471	$(1,392)	$11,079	7.7

5. Intangible assets, net

Intangible assets consist of the acquired intangible assets and the self-developed software. Amortization expense for intangible assets was $1.4 million for the year ended December 31, 2022. There was no amortization expense for intangible assets for the year ended December 31, 2021.

As of December 31, 2022, estimated future amortization expense for the intangible assets reflected above was as follows:

Year Ending December 31:	(in thousands)
2023	$1,981
2024	1,869
2025	1,480
2026	1,135
2027	1,132
Thereafter	3,482
Total intangible assets subject to amortization	$11,079

A summary of the balances of the Company’s intangible assets as of December 31, 2022 and 2021 is presented below:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Life
			December 31, 2022			December 31, 2021
	(in thousands)						(in years)
Technology and software, net	6,842	(777)	6,065	—	—	—	6.9
Customer related assets, net	4,799	(477)	4,322	—	—	—	9.4
Content, net	830	(138)	692	—	—	—	3.0
Total	$12,471	$(1,392)	$11,079	$—	$—	$—	7.6